LEASING	12 Months Ended
Dec. 31, 2022
Leasing
LEASING

11. LEASING

Our leasing activities primarily consist of operating leases for administrative offices, manufacturing facilities, research centers, service centers, sales offices and certain equipment.

The following table presents components of lease expense (in US$ thousands):

Year ended
December 31, 2022
Components of lease expense:
Finance lease cost:
Amortization of right-of-use assets	$3,595
Interest on lease liabilities	390
Operating lease cost	7,142
Short-term lease (1)	136,818
Sublease income	(54)
Total lease expense	$147,891

(1)	Leases with a term of one year or less, including leases with a term of one month or less.

For the years ended December 31, 2021, and December 31, 2020, total rental expenses were $134.1 million and $144.1 million, respectively. Total interest expense incurred on capital leases was $1.0 million and $1.7 million for the years ended December 31, 2021, and 2020, respectively.

Amounts recognized in the Consolidated Balance Sheet (in US$ thousands):

As of December 31, 2022
Components of balance sheet:
Operating leases:
Operating lease right-of-use assets (non-current)	$29,970
Current portion of operating lease liabilities	6,263
Operating lease liabilities (non-current)	25,051
Finance leases:
Property, plant and equipment, net (non-current)	$7,176
Other current liabilities	2,268
Other liabilities (not current)	192

As of December 31, 2021, the total recorded liability for capital leases was $6.6 million, with $4.4 million classified as a short-term obligation within Other current liabilities, and $2.2 million classified as a long-term obligation within Other liabilities in the Consolidated Balance Sheet.

Year ended
December 31, 2022
Other supplemental information (in US$ thousands except percentages):
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used by operating leases	$6,662
Operating cash flows used by finance leases	390
Financing cash flows used by finance leases	3,108
Noncash investing and financing activities:
Right-of-use assets obtained in exchange for lease obligations on adoption of ASC 842:
Operating leases	$33,651
Finance leases	10,771
Right-of-use assets obtained in exchange for lease obligations during the year ended December 31, 2022:
Operating leases	1,945
Finance leases	-
Derecognition of prepaid rent upon adoption of ASC 842	93
Derecognition of prepaid rent during the year ended December 31, 2022:	683
Derecognition of tenant improvements upon adoption of ASC 842	362
Weighted-average remaining lease term:
Operating leases	14.29 years
Finance leases	1.35 years
Weighted-average discount rate for leases:
Operating leases	7.39%
Finance leases	5.88%

As of December 31, 2022, maturities of our lease liabilities are as follows (in US$ thousands):

	Operating Leases	Finance Leases
Year:
2023	$6,967	$2,402
2024	5,383	203
2025	4,958	-
2026	2,972	-
2027	2,567	-
Thereafter	34,481	-
Total lease payments	57,328	2,605
Less: imputed interest	(26,014)	(145)
Total	$31,314	$2,460

As of December 31, 2021, future minimum lease commitments under non-cancellable operating leases with initial or remaining terms of one year or more, for each of the five years in the period ending December 31, 2026 were $5.0 million, $2.7 million, $2.0 million, $1.2 million and $1.3 million, respectively, and $2.8 million in the aggregate thereafter.

Future minimum lease payments and future interest payments under non-cancellable equipment capital leases at December 31, 2021, were payable as follows (in US$ thousands):

	As of December 31, 2021
	Future Minimum Lease Payments	Future Interest Payments	Total Payments
Within 1 year	$4,385	$536	$4,921
1-2 years	2,247	195	2,442
2-3 years	-	-	-
3-4 years	-	-	-
4-5 years	-	-	-
After 5 years	-	-	-
Total	$6,632	$731	$7,363